Investment Risks - Touchstone Ares Credit Opportunities Fund	Sep. 30, 2024
Fixed-Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.
Corporate Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Corporate Loan Risk: The corporate loans, commonly referred to as bank loans, in which the Fund invests may be rated below investment grade. As a result, such corporate loans will be considered speculative with respect to the borrowers’ ability to make payments of interest and principal and will otherwise generally bear risks similar to those associated with non-investment grade securities. There is a high risk that the Fund could suffer a loss from investments in lower rated corporate loans as a result of a default by the borrower. Additionally, transactions in corporate loans may take longer than 7 days to settle which means it could take significant time for the Fund to receive its money after selling its investment. This longer settlement period could require the Fund to sell other securities holdings at a loss in order to pay shareholders that redeem their shares. Direct investments in loans may be illiquid and holding a loan could expose the Fund to the risks of being a direct lender.
Covenant Lite Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Covenant Lite Loans: Covenant lite loans typically contain none, or very limited, financial maintenance covenants. Financial maintenance covenants require a borrower to maintain certain financial standards during the life of the loan. The lack of financial maintenance covenants may prevent the lender from declaring the loan in default and taking action to help minimize losses. As a result, the Fund may incur losses on its holdings of covenant lite loans because it may be more difficult for the Fund to enforce its rights on those holdings than on its holdings of loans with financial maintenance covenants.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security’s duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Investment-Grade Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization (“NRSRO”) to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.
Non-Investment-Grade Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.
Distressed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Distressed Securities Risk: Distressed securities are speculative and involve significant risks in addition to the risks generally applicable to non-investment grade debt securities. Distressed securities bear a substantial risk of default, and may be in default at the time of investment. The Fund will generally not receive interest payments on distressed securities, and there is a significant risk that principal will not be repaid, in full or at all. Distressed securities will likely be illiquid and may be subject to restrictions on resale.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: In managing the Fund’s portfolio, the Adviser engages one or more sub-advisers to make investment decisions for a portion of or the entire portfolio. There is a risk that the Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers.
Collateralized Loan Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Collateralized Loan Obligations Risk: Typically, collateralized loan obligations are privately offered and sold, and thus are not registered under the securities laws. As a result, the Fund may in certain circumstances characterize its investments in collateralized loan obligations as illiquid. Collateralized loan obligations are subject to the typical risks associated with debt instruments (i.e., interest rate risk and credit risk). Additional risks of collateralized loan obligations include the possibility that distributions from collateral securities will be insufficient to make interest or other payments, the potential for a decline in the quality of the collateral, and the possibility that the Fund may invest in a subordinate tranche of a collateralized loan obligation.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative does not correlate well with the security, index, or currency to which it relates, the risk that the Fund will be unable to sell or close out the derivative due to an illiquid market, the risk that the counterparty may be unwilling or unable to meet its obligations, and the risk that the derivative could expose the Fund to the risk of magnified losses resulting from leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk: Leverage occurs when the Fund uses borrowings, derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds the Fund’s initial investment. The use of leverage magnifies changes in the Fund’s net asset value and thus may result in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund’s overall returns. There can be no guarantee that a leveraging strategy will be successful.
Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Futures Contracts Risk: The risks associated with the Fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.
Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-adviser is incorrect in its expectation of price fluctuations. Options, whether exchange traded or over-the-counter, may also be illiquid.
Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Swap Agreements Risk: Swap agreements (“swaps”), including total return swaps, are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. A swap can be a form of leverage, which can magnify the Fund’s gains or losses. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Upon entering into a total return swap, the Fund is required to deposit initial margin but the parties do not exchange the notional amount. As a result, total return swaps may effectively add leverage to the Fund’s portfolio because the Fund would be subject to investment exposure on the notional amount of the swap.
Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The issuer or guarantor of a fixed-income security, a counterparty (the other party to a transaction or an agreement or the party with whom an underlying fund executes transactions) to a transaction with the Fund, or a borrower of the Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.
Economic and Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Fund’s service providers are susceptible to operational and information or cyber security risks that could result in losses to a Fund and its shareholders.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.
Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. To the extent that the securities held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the U.S. market is open, there are likely to be deviations between the current price of the securities held by the Fund and their last quoted price or the securities’ quote from the closed foreign market. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. To the extent a Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Rule 144A Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Rule 144A Securities Risk: Rule 144A securities are restricted securities that may be purchased only by qualified institutional buyers in reliance on an exemption from federal registration requirements. Investing in Rule 144A securities may reduce the liquidity of the Fund’s portfolio if an adequate institutional trading market for these securities does not exist. Prices of Rule 144A securities often reflect a discount, which may be significant, from the market price of comparable exchange-listed securities for which a liquid trading market exists.
Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Short Sales Risk: In a short sale, the Fund sells a security or other financial instrument, such as a futures contract, that it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. If the price of the security sold short rises between the time the Fund sells the security short and the time the Fund replaces the security sold short, the Fund will realize a loss on the transaction.
Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on the Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value. The Fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. However, there is no guarantee that the Fund will be able to prevent or mitigate the impact of any or all cyber-events.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation or any other federal government agency.